Deferred royalty obligation (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 25, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement					$ 325,000,000
Proceeds From Royalty Purchase Agreement, Gross	$ 225,000,000	$ 225,000,000
Royalty Obligation, Transaction Costs	6,998,000
Royalty Obligation, Interest	6,752,000		$ 17,356,000
Royalty Purchase Additional Proceeds Eligibility		$ 100,000,000
Deferred Royalty Obligation			$ 221,144,000	$ 225,477,000		$ 0
Royalty Purchase Agreement, Effective Interest Rate			10.00%
Royalty Obligation, Payments	213,000		$ 5,656,000
Royalty Obligation, Financial Expense Cumulative Catch-Up Adjustment	$ 936,000		$ 16,033,000